Loan Receivable – Related Party	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
LOAN RECEIVABLE – RELATED PARTY

NOTE 5 – LOAN RECEIVABLE – RELATED PARTY

On January 1, 2020, the Company invested RMB 5.7 million (approximately $817,000) to acquire a 35% equity interest in Xtransfer. As Xtransfer failed to fulfill the restrictive terms prescribed in the investment agreement, pursuant to the supplementary investment agreement dated October 31, 2020, Xtranfer has agreed to return RMB 2.6 million (approximately $399,000) to the Company and reduce the Company’s equity interest in Xtransfer to 19%. As of December 31, 2020, the Company has received RMB 2.0 million (approximately $306,000) from Xtransfer. The remaining RMB 0.6 million (approximately $93,000) was transferred into non-interest-bearing loan and was recorded as “loan receivable - related party” on the accompanying consolidated balance sheet as of December 31, 2020. The loan has been fully collected during the year ended December 31, 2021.